Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 30, 2020	Oct. 29, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000159801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at POP
Accumulated Value	[1],[2]	$ 10,000		$ 9,433.569742	$ 9,438.924291	$ 9,513.78779	$ 8,826.710626	$ 5,989.168296	$ 11,184.9951	$ 14,455.85313	$ 14,767.42948	$ 20,595.73812	$ 21,669.27308
FT Wilshire 5000 C000159803 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000		104,629.0109	129,743.0651	138,470.1466	157,066.4586	173,068.458	249,985.2283	209,924.1251	227,516.8091	313,657.2855	379,098.4385
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Wilshire 5000 Index
Accumulated Value		10,000		10,462.90109	12,974.30651	13,847.01466	15,706.64586	17,306.8458	24,998.52283	20,992.41251	22,751.68091	31,365.72855	37,909.84385
Alerian Midstream Energy C000159803 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000		100,000	100,000	100,000	106,541.1226	72,508.23241	127,784.4007	149,432.947	155,712.7608	223,764.9141	239,406.0824
Alerian Midstream Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Index
Accumulated Value		$ 10,000		$ 10,000	$ 10,000	$ 10,000	$ 10,654.11226	$ 7,250.823241	$ 12,778.44007	$ 14,943.2947	$ 15,571.27608	$ 22,376.49141	$ 23,940.60824

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.